(10-K22 - Summary of Significant Accounting Policies - ) Derivative Financial Instruments - FV of Cash Flow Hedges (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivatives, Fair Value [Line Items]
Derivatives designated as cash flow hedges, asset derivatives	$ 24,427	$ 31,807
Derivatives designated as cash flow hedges, liability derivatives			$ (51,081)
Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivatives designated as cash flow hedges, asset derivatives		17,906	0
Derivatives designated as cash flow hedges, liability derivatives			(18,675)
Interest Rate Swap [Member] | Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivatives designated as cash flow hedges, liability derivatives			(18,675)
Interest Rate Swap [Member] | Other Non-Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivatives designated as cash flow hedges, liability derivatives			$ (32,406)
Interest Rate Swap [Member] | Prepaid Expenses and Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivatives designated as cash flow hedges, asset derivatives	14,872	17,906
Interest Rate Swap [Member] | Other Assets [Member]
Derivatives, Fair Value [Line Items]
Derivatives designated as cash flow hedges, asset derivatives	$ 9,555	$ 13,901